Acquisitions (Details) - Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined £ in Thousands, shares in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£) shares
Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined [Abstract]
Property, plant and equipment	£ 50,758
Intangible assets	251
Inventory	34,763
Trade and other receivables	5,599
Trade and other payables	(19,561)
Lease liabilities	(27,972)
Dilapidation provision	(1,820)
Other loans and borrowings	(37,807)
Total net assets acquired	4,211
Intangibles assets recognized on acquisition:
Goodwill	22,693
Total intangibles assets acquisition	26,904
Satisfied by:
Cash consideration, net of cash acquired	£ 16,530
Shares issued (in Shares) | shares	8,999
Contingent consideration	£ 1,375
Total consideration	£ 26,904